CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,276)	$ (1,890)	$ (4,268)	$ (2,119)	$ (675)	$ (16,889)	$ (19,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	59	394	514	140	0	1,528	1,587
Depreciation	0	0	2	0	0	11	9
Changes in values of deferred shares and liability related to stock option and warrants	(220)	(191)	(418)	(120)	(95)	278	58
Decrease (increase) in accounts receivable and prepaid expenses	(98)	14	7	4	(14)	(14)	(112)
Increase (decrease) in trade payables	1,082	(194)	627	612	237	2,006	3,092
Increase (decrease) in other accounts payable	(25)	119	394	475	181	1,324	1,299
Interest expenses and warrant liability issuance costs	242	228	1,008	0	0	1,008	1,250
Net cash used in operating activities	(1,236)	(1,553)	(2,134)	(1,008)	(366)	(10,748)	(11,982)
Cash flows from investing activities:
Purchase of property and equipment	0	0	0	0	0	(9)	(11)
Net cash used in investing activities	0	0	0	0	0	(9)	(11)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	13,117	870	2,224	930	312	10,718	23,835
Proceeds from issuance of convertible notes and warrants, net	0	890	890	0	0	890	890
Repayment of convertible notes	(1,100)	0					(1,100)
Receipts on account of shares	0	0	118	75	60	253	253
Net cash provided by financing activities	12,017	1,760	3,232	1,005	372	11,861	23,878
Increase (decrease) in cash and cash equivalents	10,781	207	1,098	(3)	6	1,104	11,885
Cash and cash equivalents at the beginning of the period	1,104	6	6	9	3	0	0
Cash and cash equivalents at the end of the period	11,885	213	1,104	6	9	1,104	11,885
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares	0	128	128	420	0	548	548
Director fee waiver	0	0	0	73	0	73	73
Classification of warrants from liability to equity as a result of modification	0	35	35			35	35
Classification of warrants from liability to equity as a result of utilization and expiration of most favored nation terms	27	0	141			141	168
Purchase of property and equipment	0	0	4	0	0	4	4
Conversion of trade payables into warrants	$ 0	$ 309	$ 309			$ 309	$ 309